Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Schwab Global Real Estate Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.45%	2.72%	3.97%
Schwab Global Real Estate Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.29%	1.39%	2.48%
Schwab Global Real Estate Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	1.78%	2.60%
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	22.20%	11.72%	7.93%
FTSE EPRA Nareit Global Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.67%	2.07%	3.28%

[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE EPRA Nareit Global Index (Net) to the MSCI ACWI Index (Net).
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.